Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Business segment information
Net revenue		¥ 2,060,400	¥ 2,015,200
Net interest income		1,120,246	1,105,413
Operating expenses		1,371,600	1,299,000
Operating profit (loss)		688,800	716,200
BTMU and MUTB [Member]
Business segment information
Net revenue		1,109,600	1,164,700
Net interest income		592,400	625,700
Net fees		318,100	328,700
Other		199,100	210,300
Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	950,800	850,500
Overseas Japanese Corporate Business [Member]
Business segment information
Net revenue		92,800	78,700
Operating expenses		76,400	69,000
Operating profit (loss)		16,400	9,700
Business Segment [Member] | Customer Business [Member]
Business segment information
Net revenue	[2]	1,712,300	1,661,600
Operating expenses	[2]	1,172,900	1,118,700
Operating profit (loss)	[2]	539,400	542,900
Business Segment [Member] | Customer Business [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue	[2]	827,300	836,200
Net interest income	[2]	411,000	404,900
Net fees	[2]	366,200	376,100
Other	[2]	50,100	55,200
Business Segment [Member] | Customer Business [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1],[2]	885,000	825,400
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member]
Business segment information
Net revenue		599,800	584,000
Operating expenses		474,900	479,700
Operating profit (loss)		124,900	104,300
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		233,500	243,000
Net interest income		165,900	168,200
Net fees		64,900	71,500
Other		2,700	3,300
Business Segment [Member] | Customer Business [Member] | Retail Banking Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	366,300	341,000
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member]
Business segment information
Net revenue	[2]	480,400	495,600
Operating expenses	[2]	290,200	282,800
Operating profit (loss)	[2]	190,200	212,800
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue	[2]	390,700	403,600
Net interest income	[2]	162,400	162,900
Net fees	[2]	187,000	196,200
Other	[2]	41,300	44,500
Business Segment [Member] | Customer Business [Member] | Corporate Banking Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1],[2]	89,700	92,000
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member]
Business segment information
Net revenue	[2]	633,600	578,100
Operating expenses	[2]	426,700	372,300
Operating profit (loss)	[2]	206,900	205,800
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue	[2]	219,800	200,700
Net interest income	[2]	112,300	92,200
Net fees	[2]	86,800	87,000
Other	[2]	20,700	21,500
Business Segment [Member] | Customer Business [Member] | Global Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1],[2]	413,800	377,400
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member]
Business segment information
Net revenue		91,300	82,600
Operating expenses		57,500	52,900
Operating profit (loss)		33,800	29,700
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		41,900	35,100
Net fees		41,900	35,100
Business Segment [Member] | Customer Business [Member] | Trust Assets Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	49,400	47,500
Business Segment [Member] | Global Markets Business Group [Member]
Business segment information
Net revenue		319,800	348,400
Operating expenses		112,600	101,300
Operating profit (loss)		207,200	247,100
Business Segment [Member] | Global Markets Business Group [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		223,900	256,900
Net interest income		68,500	93,100
Net fees		(9,500)	(2,600)
Other		164,900	166,400
Business Segment [Member] | Global Markets Business Group [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	95,900	91,500
Business Segment, Other [Member]
Business segment information
Net revenue		28,300	5,200
Operating expenses		86,100	79,000
Operating profit (loss)		(57,800)	(73,800)
Business Segment, Other [Member] | BTMU and MUTB [Member]
Business segment information
Net revenue		58,400	71,600
Net interest income		112,900	127,700
Net fees		(38,600)	(44,800)
Other		(15,900)	(11,300)
Business Segment, Other [Member] | Other than BTMU and MUTB [Member]
Business segment information
Net revenue	[1]	¥ (30,100)	¥ (66,400)

[1]	Includes MUFG and its subsidiaries other than BTMU on a stand-alone basis and MUTB on a stand-alone basis.
[2]	Net revenue, operating expenses, and operating profit relating to the overseas Japanese Corporate business were ¥78.7 billion, ¥69.0 billion, and ¥9.7 billion for the six months ended September 30, 2016, and ¥92.8 billion, ¥76.4 billion, and ¥16.4 billion for the six months ended September 30, 2017, respectively. To eliminate the double-counting of these amounts, adjustments have been made to the Total of Customer Business. These amounts have been restated in accordance with the modifications resulting in the restatement of the prior period business segment information.